Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

THIRD QUARTER REPORT

July 31, 2023

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 89.74%
	Automotive - 6.75%
282,320	Bayerische Motoren Werke AG (Germany)	$34,428,904
230,772	Mercedes-Benz Group AG (Germany)	18,430,128

		52,859,032

	Banks - 10.22%
2,956,287	Bank of Ireland Group PLC (Ireland)	31,191,198
454,520	Comerica, Inc.	24,525,899
2,198,228	Deutsche Bank AG (Germany)	24,367,659

		80,084,756

	Building Products - 5.35%
894,813	Buzzi SpA (Italy)	25,428,677
790,300	Taiheiyo Cement Corp. (Japan)	16,504,868

		41,933,545

	Capital Equipment - 1.57%
208,200	Horiba, Ltd. (Japan)	12,282,385

	Consumer Products - 1.89%
475,470	Fila Holdings Corp. (South Korea)	14,789,892

	Diversified Holding Companies - 7.54%
4,203,357	CK Hutchison Holdings, Ltd. (Cayman Islands)	25,923,489
836,700	Jardine Cycle & Carriage, Ltd. (Singapore)	21,595,090
3,318,103	Quinenco S.A. (Chile)	11,548,863

		59,067,442

	Energy - Refining & Marketing - 3.53%
6,922,193	Ultrapar Participacoes S.A. (Brazil)	27,652,176

	Financial Services - 3.45%
3,822,860	Ashmore Group PLC (United Kingdom)	10,137,687
481,253	Lazard, Ltd., Class A (Bermuda)	16,891,980

		27,029,667

	Forest Products & Paper - 1.93%
842,646	Interfor Corp. (Canada) (a)	15,080,913

	Insurance - 2.52%
716,482	Old Republic International Corp.	19,753,409

	Media - 3.09%
17,884,773	S4 Capital PLC (United Kingdom) (a)	24,207,485

	Metals & Mining - 16.16%
9,666,121	Capstone Copper Corp. (Canada) (a)	50,505,876

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining (continued)
2,644,488	Lundin Mining Corp. (Canada)	$23,644,268
1,185,382	Warrior Met Coal, Inc.	52,453,153

		126,603,297

	Non-U.S. Real Estate Operating Companies - 1.59%
17,593,700	Genting Singapore, Ltd. (Singapore)	12,444,498

	Oil & Gas Production & Services - 12.74%
2,025,711	Subsea 7, S.A. (Luxembourg)	27,223,834
701,703	Tidewater, Inc. (a)	44,284,476
368,192	Valaris, Ltd. (Bermuda) (a)	28,277,146

		99,785,456

	Retail - 2.31%
436,400	Seven & i Holdings Co., Ltd. (Japan)	18,104,092

	Transportation & Logistics - 7.86%
251,900,377	Cia Sud Americana de Vapores S.A. (Chile)	19,066,416
4,579,913	easyJet PLC (United Kingdom) (a)	26,600,919
1,369,475	Hawaiian Holdings, Inc. (a)	15,872,215

		61,539,550

	Transportation Infrastructure - 1.24%
52,379,827	Hutchison Port Holdings Trust (Singapore)	9,695,925

	Total Common Stocks (Cost $486,612,581)	702,913,520

Short-Term Investments - 9.03%
70,711,388	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.060% (b)	70,711,388

	Total Short-Term Investments (Cost $70,711,388)	70,711,388

Purchased Options - 0.42%

	Total Purchased Options (see below for details) (Cost $3,578,400)	3,282,341

	Total Investment Portfolio - 99.19% (Cost $560,902,369)	776,907,249

	Other Assets less Liabilities - 0.81%	6,323,458

	NET ASSETS - 100.00%	$783,230,707

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Investor Class:
Net assets applicable to 365,796 shares outstanding	$24,570,737

Net asset value, offering and redemption price per share	$67.17

Institutional Class:
Net assets applicable to 11,271,161 shares outstanding	$754,367,919

Net asset value, offering and redemption price per share	$66.93

Z Class:
Net assets applicable to 64,129 shares outstanding	$4,292,051

Net asset value, offering and redemption price per share	$66.93

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at July 31, 2023.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Metals & Mining	16.16%
Oil & Gas Production & Services	12.74
Banks	10.22
Transportation & Logistics	7.86
Diversified Holding Companies	7.54
Automotive	6.75
Building Products	5.35
Energy - Refining & Marketing	3.53
Financial Services	3.45
Media	3.09
Insurance	2.52
Retail	2.31
Forest Products & Paper	1.93
Consumer Products	1.89
Non-U.S. Real Estate Operating Companies	1.59
Capital Equipment	1.57
Transportation Infrastructure	1.24
Purchased Options	0.42
Short-Term Investments	9.03
Other Assets less Liabilities	0.81

Total	100.00%

Country Concentration	% of Net Assets
United States	29.47%
Canada	11.40
Germany	9.86
United Kingdom	7.78
Japan	5.99
Bermuda	5.77
Singapore	5.59
Ireland	3.98
Chile	3.90
Brazil	3.53
Luxembourg	3.48
Cayman Islands	3.31
Italy	3.24
South Korea	1.89

Total	99.19%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,200	$192,271,800	430.00 USD	01/19/24	$3,282,341

Total Purchased Options (Cost $3,578,400)						$3,282,341

ETF: Exchange Traded Fund.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 88.24%
	Bank & Thrifts - 16.86%
101,965	Prosperity Bancshares, Inc.	$6,456,424
209,426	Southside Bancshares, Inc.	6,955,037
149,079	UMB Financial Corp.	10,584,609
203,915	Washington Trust Bancorp, Inc.	6,537,515

		30,533,585

	Commercial Services - 3.02%
128,752	Sphere Entertainment Co. (a)	5,465,522

	Conglomerates - 4.63%
2,329	Seaboard Corp.	8,396,045

	Consulting & Information Technology Services - 3.74%
57,611	ICF International, Inc.	6,774,477

	Consumer Discretionary - 7.96%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,784,495
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,046,504
568,084	Hamilton Beach Brands Holding Co., Class A (b)	5,595,627

		14,426,626

	Financials - 7.83%
144,955	Encore Capital Group, Inc. (a)	7,755,092
2,390,179	Westaim Corp. (The) (Canada) (a)	6,434,714

		14,189,806

	Healthcare - 1.97%
116,549	Supernus Pharmaceuticals, Inc. (a)	3,576,889

	Home Building - 2.74%
155,515	TRI Pointe Homes, Inc. (a)	4,957,818

	Industrial Equipment - 3.41%
31,880	Alamo Group, Inc.	6,177,069

	Industrial Services - 10.59%
25,704	Comfort Systems USA, Inc.	4,471,725
80,692	MYR Group, Inc. (a)	11,503,451
19,790	UniFirst Corp.	3,211,917

		19,187,093

	Insurance & Reinsurance - 5.32%
14,057	Investors Title Co.	2,200,623
442,662	ProAssurance Corp.	7,436,722

		9,637,345

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Materials - 2.40%
34,550	Chase Corp.	$4,349,500

	Metals Manufacturing - 4.34%
96,721	Kaiser Aluminum Corp.	7,853,745

	Oil & Gas Production & Services - 6.97%
200,115	Tidewater, Inc. (a)	12,629,258

	Real Estate - 4.00%
126,222	FRP Holdings, Inc. (a)	7,241,356

	U.S. Real Estate Investment Trusts - 1.95%
144,881	InvenTrust Properties Corp.	3,526,404

	U.S. Real Estate Operating Companies - 0.51%
269,797	Five Point Holdings, LLC, Class A (a)	930,800

	Total Common Stocks (Cost $102,548,376)	159,853,338

Closed-End Funds - 2.28%
	Financials - 2.28%
111,210	Central Securities Corp.	4,124,779

	Total Closed-End Funds (Cost $3,007,113)	4,124,779

Short-Term Investments - 8.59%
15,562,808	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.060% (c)	15,562,808

	Total Short-Term Investments (Cost $15,562,808)	15,562,808

	Total Investment Portfolio - 99.11% (Cost $121,118,297)	179,540,925

	Other Assets less Liabilities - 0.89%	1,604,914

	NET ASSETS - 100.00%	$181,145,839

	Investor Class:
	Net assets applicable to 155,328 shares outstanding	$3,307,854

	Net asset value, offering and redemption price per share	$21.30

	Institutional Class:
	Net assets applicable to 8,044,645 shares outstanding	$176,761,640

	Net asset value, offering and redemption price per share	$21.97

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Z Class:
Net assets applicable to 48,785 shares outstanding	$1,076,345

Net asset value, offering and redemption price per share	$22.06

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at July 31, 2023.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	16.86%
Industrial Services	10.59
Financials	10.11
Consumer Discretionary	7.96
Oil & Gas Production & Services	6.97
Insurance & Reinsurance	5.32
Conglomerates	4.63
Metals Manufacturing	4.34
Real Estate	4.00
Consulting & Information Technology Services	3.74
Industrial Equipment	3.41
Commercial Services	3.02
Home Building	2.74
Materials	2.40
Healthcare	1.97
U.S. Real Estate Investment Trusts	1.95
U.S. Real Estate Operating Companies	0.51
Short-Term Investments	8.59
Other Assets less Liabilities	0.89

Total	100.00%

Country Concentration	% of Net Assets
United States	95.56%
Canada	3.55

Total	99.11%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2023 (Unaudited)

Principal Amount‡		Security†	Value

Corporate Bonds - 0.19%
		U.S. Real Estate Operating Companies - 0.19%
643,000		Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, due 11/15/25 (a)	$611,467

		Total Corporate Bonds (Cost $541,695)	611,467

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
41,614	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 5.714% Cash or Payment-in-kind Interest, due 10/31/23 (Luxembourg)(b)(c)(d)(e)	—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 94.19%
		Consulting/Management - 9.75%
172,613		CBRE Group, Inc., Class A (f)	14,380,389
114,956		Fidelity National Financial, Inc.	4,502,827
70,797		Jones Lang LaSalle, Inc. (f)	11,791,240

			30,674,456

		Forest Products & Paper - 9.48%
425,012		Rayonier, Inc., REIT	14,076,398
461,937		Weyerhaeuser Co., REIT	15,733,574

			29,809,972

		Industrial Services - 5.43%
298,620		U-Haul Holding Co.	17,084,050

		Non-U.S. Homebuilder - 4.55%
256,533		Berkeley Group Holdings PLC (United Kingdom)	14,303,707

		Non-U.S. Real Estate Consulting/Management - 3.69%
124,499		Brookfield Asset Management, Ltd. (Canada)	4,198,106
593,763		Savills PLC (United Kingdom)	7,421,936

			11,620,042

		Non-U.S. Real Estate Investment Trusts - 9.39%
637,245		Big Yellow Group PLC (United Kingdom)	8,769,879
594,000		Ingenia Communities Group (Australia)	1,633,306
4,672,496		National Storage REIT (Australia)	7,298,160

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Investment Trusts (continued)
1,207,249	Segro PLC (United Kingdom)	$11,830,518

		29,531,863

	Non-U.S. Real Estate Operating Companies - 15.79%
497,999	Brookfield Corp. (Canada)	17,380,165
2,448,923	CK Asset Holdings, Ltd. (Cayman Islands)	14,181,894
2,794,015	Grainger PLC (United Kingdom)	9,028,791
3,874,776	Wharf Holdings Ltd. (The) (Hong Kong)	9,091,315

		49,682,165

	Retail-Building Products - 4.03%
54,048	Lowe’s Cos., Inc.	12,661,825

	U.S. Homebuilder - 13.17%
157,675	DR Horton, Inc.	20,027,879
186,095	Lennar Corp., Class B	21,384,176

		41,412,055

	U.S. Real Estate Investment Trusts - 14.50%
339,319	American Homes 4 Rent, Class A	12,717,676
150,626	First Industrial Realty Trust, Inc.	7,787,364
237,798	InvenTrust Properties Corp.	5,788,003
143,420	Prologis, Inc.	17,891,645
10,962	Sun Communities, Inc., REIT	1,428,349

		45,613,037

	U.S. Real Estate Operating Companies - 4.41%
3,310,153	Five Point Holdings, LLC, Class A (f)	11,420,028
4,909,472	Trinity Place Holdings, Inc. (f)(g)(h)	2,454,736
1	Trinity Place Holdings, Inc. Special Stock (b)(e)(f)(g)(h)	—

		13,874,764

	Total Common Stocks (Cost $227,696,198)	296,267,936

Preferred Stocks - 2.96%
	Mortgage Finance - 2.96%
2,361,500	Federal Home Loan Mortgage Corp., 8.375% (f)	4,959,150
2,037,550	Federal National Mortgage Association, 8.250% (f)	4,339,982

	Total Preferred Stocks (Cost $8,503,450)	9,299,132

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 2.34%
7,363,991	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.060% (i)	$7,363,991

	Total Short-Term Investments (Cost $7,363,991)	7,363,991

Purchased Options - 0.00%

	Total Purchased Options (see below for details) (Cost $25,700)	—

	Total Investment Portfolio - 99.68% (Cost $244,180,490)	313,542,526

	Other Assets less Liabilities - 0.32%	991,436

	NET ASSETS - 100.00%	$314,533,962

	Investor Class:
	Net assets applicable to 1,037,516 shares outstanding	$21,699,424

	Net asset value, offering and redemption price per share	$20.91

	Institutional Class:
	Net assets applicable to 13,190,851 shares outstanding	$277,064,028

	Net asset value, offering and redemption price per share	$21.00

	Z Class:
	Net assets applicable to 752,415 shares outstanding	$15,770,510

	Net asset value, offering and redemption price per share	$20.96

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(d)	Variable rate security. The rate disclosed is in effect as of July 31, 2023.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(h)	Security subject to restrictions on resale.
At July 31, 2023, the restricted securities had a total market value of $2,454,736 or 0.78% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
4,909,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$21,666,726	$0.50
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.00

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

(i)	Rate disclosed represents 30-day yield at July 31, 2023.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	15.79%
U.S. Real Estate Investment Trusts	14.50
U.S. Homebuilder	13.17
Consulting/Management	9.75
Forest Products & Paper	9.48
Non-U.S. Real Estate Investment Trusts	9.39
Industrial Services	5.43
U.S. Real Estate Operating Companies	4.60
Non-U.S. Homebuilder	4.55
Retail-Building Products	4.03
Non-U.S. Real Estate Consulting/Management	3.69
Mortgage Finance	2.96
Purchased Options*	0.00
Short-Term Investments	2.34
Other Assets less Liabilities	0.32

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	66.26%
United Kingdom	16.33
Canada	6.85
Cayman Islands	4.51
Hong Kong	2.89
Australia	2.84
Luxembourg*	0.00

Total	99.68%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	20,000,000	$20,000,000	8.20 HKD	08/07/23	$—

Total Purchased Options (Cost $25,700)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 93.55%
	Lodging & Hotels - 5.38%
746,300	Mandarin Oriental International, Ltd. (Bermuda) (a)	$1,253,037
2,522,000	Shangri-La Asia, Ltd. (Bermuda) (a)	2,104,528

		3,357,565

	Non-U.S. Homebuilder - 12.65%
90,173	Aedas Homes S.A. (Spain) (b)	1,612,101
27,425	Berkeley Group Holdings PLC (United Kingdom)	1,529,157
1,022,500	China Vanke Co., Ltd., Class H (China)	1,449,241
2,807,379	Glenveagh Properties PLC (Ireland) (a)(b)	3,315,130

		7,905,629

	Non-U.S. Real Estate Investment Trusts - 27.71%
228,771	Big Yellow Group PLC (United Kingdom)	3,148,387
51,100	Boardwalk Real Estate Investment Trust (Canada)	2,538,627
957,862	FIBRA Macquarie Mexico (Mexico) (b)	1,858,521
880,541	Ingenia Communities Group (Australia)	2,421,201
2,006,542	National Storage REIT (Australia)	3,134,099
177,732	Segro PLC (United Kingdom)	1,741,697
54,161	Shurgard Self Storage, Ltd. (Guernsey)	2,471,400

		17,313,932

	Non-U.S. Real Estate Operating Companies - 47.81%
861,000	Capitaland Investment, Ltd. (Singapore)	2,203,713
1,119,980	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	4,060,554
208,774	CTP NV (Netherlands) (b)	2,860,626
1,688,800	ESR Group Ltd. (Cayman Islands) (b)	2,961,390
789,925	Grainger PLC (United Kingdom)	2,552,623
456,575	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,079,752
95,700	Nomura Real Estate Holdings, Inc. (Japan)	2,373,651
655,347	StorageVault Canada, Inc. (Canada)	2,430,248
4,967,000	SUNeVision Holdings, Ltd. (Cayman Islands)	2,581,536
2,329,000	Swire Pacific, Ltd., Class B (Hong Kong)	3,119,438
213,400	Tosei Corp. (Japan)	2,645,974

		29,869,505

	Total Common Stocks (Cost $54,413,636)	58,446,631

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 5.46%
3,408,735	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.060% (c)	$3,408,735

	Total Short-Term Investments (Cost $3,408,735)	3,408,735

	Total Investment Portfolio - 99.01% (Cost $57,822,371)	61,855,366

	Other Assets less Liabilities - 0.99%	620,532

	NET ASSETS - 100.00%	$62,475,898

	Institutional Class:
	Net assets applicable to 2,642,949 shares outstanding	$31,996,891

	Net asset value, offering and redemption price per share	$12.11

	Z Class:
	Net assets applicable to 2,437,644 shares outstanding	$30,479,007

	Net asset value, offering and redemption price per share	$12.50

Notes:

(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate disclosed represents 30-day yield at July 31, 2023.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	47.81%
Non-U.S. Real Estate Investment Trusts	27.71
Non-U.S. Homebuilder	12.65
Lodging & Hotels	5.38
Short-Term Investments	5.46
Other Assets less Liabilities	0.99

Total	100.00%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2023 (Unaudited)

Country Concentration	% of Net Assets
United Kingdom	14.37%
Mexico	9.47
Australia	8.89
Cayman Islands	8.87
Japan	8.03
Canada	7.95
United States	5.46
Bermuda	5.38
Ireland	5.30
Hong Kong	4.99
Netherlands	4.58
Guernsey	3.96
Singapore	3.53
Brazil	3.33
Spain	2.58
China	2.32

Total	99.01%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

July 31, 2023 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2023:

Third Avenue Value Fund

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$52,859,032	$—	$52,859,032	$—
Banks	80,084,756	55,717,097	24,367,659	—
Building Products	41,933,545	—	41,933,545	—
Capital Equipment	12,282,385	—	12,282,385	—
Consumer Products	14,789,892	—	14,789,892	—
Diversified Holding Companies	59,067,442	11,548,863	47,518,579	—
Energy - Refining & Marketing	27,652,176	27,652,176	—	—
Financial Services	27,029,667	16,891,980	10,137,687	—
Forest Products & Paper	15,080,913	15,080,913	—	—
Insurance	19,753,409	19,753,409	—	—
Media	24,207,485	—	24,207,485	—
Metals & Mining	126,603,297	126,603,297	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Non-U.S. Real Estate Operating Companies	$12,444,498	$—	$12,444,498	$—
Oil & Gas Production & Services	99,785,456	72,561,622	27,223,834	—
Retail	18,104,092	—	18,104,092	—
Transportation & Logistics	61,539,550	34,938,631	26,600,919	—
Transportation Infrastructure	9,695,925	—	9,695,925	—

Total Common Stocks	702,913,520	380,747,988	322,165,532	—

Purchased Options:	3,282,341	—	3,282,341	—

Total Purchased Options	3,282,341	—	3,282,341	—

Short-Term Investments:	70,711,388	70,711,388	—	—

Total Short-Term Investments	70,711,388	70,711,388	—	—

Total Value of Investments	$776,907,249	$451,459,376	$325,447,873	$—

Third Avenue Small-Cap Value Fund

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Bank & Thrifts	$30,533,585	$30,533,585	$—	$—
Commercial Services	5,465,522	5,465,522	—	—
Conglomerates	8,396,045	8,396,045	—	—
Consulting & Information Technology Services	6,774,477	6,774,477	—	—
Consumer Discretionary	14,426,626	14,426,626	—	—
Financials	14,189,806	14,189,806	—	—
Healthcare	3,576,889	3,576,889	—	—
Home Building	4,957,818	4,957,818	—	—
Industrial Equipment	6,177,069	6,177,069	—	—
Industrial Services	19,187,093	19,187,093	—	—
Insurance & Reinsurance	9,637,345	9,637,345	—	—
Materials	4,349,500	4,349,500	—	—
Metals Manufacturing	7,853,745	7,853,745	—	—
Oil & Gas Production & Services	12,629,258	12,629,258	—	—
Real Estate	7,241,356	7,241,356	—	—
U.S. Real Estate Investment Trusts	3,526,404	3,526,404	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
U.S. Real Estate Operating Companies	$930,800	$930,800	$—	$—

Total Common Stocks	159,853,338	159,853,338	—	—

Closed-End Funds:
Financials	$4,124,779	$4,124,779	$—	$—

Total Closed-End Funds	4,124,779	4,124,779	—	—

Short-Term Investments:	15,562,808	15,562,808	—	—

Total Short-Term Investments	15,562,808	15,562,808	—	—

Total Value of Investments	$179,540,925	$179,540,925	$—	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$30,674,456	$30,674,456	$—	$—
Forest Products & Paper	29,809,972	29,809,972	—	—
Industrial Services	17,084,050	17,084,050	—	—
Non-U.S. Homebuilder	14,303,707	—	14,303,707	—
Non-U.S. Real Estate Consulting/Management	11,620,042	11,620,042	—	—
Non-U.S. Real Estate Investment Trusts	29,531,863	—	29,531,863	—
Non-U.S. Real Estate Operating Companies	49,682,165	26,408,956	23,273,209	—
Retail-Building Products	12,661,825	12,661,825	—	—
U.S. Homebuilder	41,412,055	41,412,055	—	—
U.S. Real Estate Investment Trusts	45,613,037	45,613,037	—	—
U.S. Real Estate Operating Companies	13,874,764	13,874,764	—	—	*

Total Common Stocks	296,267,936	229,159,157	67,108,779	—

Corporate Bonds:
U.S. Real Estate Operating Companies	611,467	—	611,467	—

Total Corporate Bonds	611,467	—	611,467	—

Preferred Stocks:
Mortgage Finance	9,299,132	9,299,132	—	—

Total Preferred Stocks	9,299,132	9,299,132	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^		Level 3 Significant Unobservable Inputs

Term Loans:
Non-U.S. Real Estate Operating Companies	$—	$—	$—		$—	*

Total Term Loans
	—	—	—		—

Purchased Options:	—	—	—	*	—

Total Purchased Options	—	—	—		—

Short-Term Investments:	7,363,991	7,363,991	—		—

Total Short-Term Investments	7,363,991	7,363,991	—		—

Total Value of Investments	$313,542,526	$245,822,280	$67,720,246		$—	*

Third Avenue International Real Estate Value Fund

Assets	Total Value at 7/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Lodging & Hotels	$3,357,565	$—	$3,357,565	$—
Non-U.S. Homebuilder	7,905,629	4,927,231	2,978,398	—
Non-U.S. Real Estate Investment Trusts	17,313,932	4,397,148	12,916,784	—
Non-U.S. Real Estate Operating Companies	29,869,505	11,123,177	18,746,328	—

Total Common Stocks	58,446,631	20,447,556	37,999,075	—

Short-Term Investments:	3,408,735	3,408,735	—	—

Total Short-Term Investments	3,408,735	3,408,735	—	—

Total Value of Investments	$61,855,366	$23,856,291	$37,999,075	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales,

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2023 (Unaudited)

and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2023, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund		7/31/23
Other (a)	$	-*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended July 31, 2023 is set forth below:

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2023	Value at Oct. 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2023	Investment Income
Hamilton Beach Brands Holding Co., Class A	568,084	$6,692,030	$—	$—	$—	$(1,096,403)	$5,595,627	$181,787

Total Affiliates		$6,692,030	$—	$—	$—	$(1,096,403)	$5,595,627	$181,787

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2023	Value at Oct. 31, 2022		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2023		Investment Income
Trinity Place Holdings, Inc.	4,909,472	$3,851,068		$—	$(111,304)	$(1,071,619)	$(213,409)	$2,454,736		$—
Trinity Place Holdings, Inc. Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$3,851,068		$—	$(111,304)	$(1,071,619)	$(213,409)	$2,454,736		$—

*	Investment fair valued at $0.